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                               BISYS Fund Services
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110


March 3, 2006


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

Re:      HSBC Investor Funds
         File Nos. 033-7647 and 811-04782
         --------------------------------

Dear Ladies and Gentlemen:

On behalf of HSBC Investor Funds (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of the Prospectuses do not differ from those contained in Post-Effective Amendment No. 95 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Tuesday, February 28, 2006.

Please direct any questions concerning the filing to the undersigned at (212) 701-8684.


Sincerely,

/s/Marc Schuman

Marc Schuman
Senior Counsel
BISYS Fund Services
Sub-Administrator to the Trust

Attachments

cc:      Richard Fabietti (HSBC)
         Elba Vasquez (HSBC)
         David Harris, Esq. (Dechert)
         Cynthia Baughman, Esq. (Dechert)